Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Feb. 26, 2021	Feb. 17, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014
C000109503
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 12,235	$ 12,092	$ 11,743	$ 11,842	$ 11,163	$ 11,339	$ 11,341	$ 11,199	$ 10,980	$ 11,682	$ 11,615	$ 12,372	$ 12,500	$ 12,752	$ 12,502			$ 12,766	$ 12,745	$ 12,683	$ 12,487	$ 12,504	$ 12,349	$ 12,225	$ 11,727	$ 11,491	$ 11,186	$ 11,175	$ 11,123	$ 10,989	$ 10,994	$ 10,865	$ 10,840	$ 10,683	$ 10,869	$ 11,007	$ 10,638	$ 10,465	$ 10,307	$ 10,233	$ 10,325	$ 10,379	$ 10,000
C000109501
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 12,207	12,063	11,714	11,814	11,137	11,315	11,320	11,176	10,962	11,665	11,595	12,357	12,486	12,737	12,492			12,756	12,735	12,672	12,463	12,498	12,346	12,219	11,723	11,487	11,181	11,177	11,122	10,987	10,995	10,864	10,841	10,684	10,869	11,007	10,637	10,463	10,306	10,233	10,326	10,379	10,000
C000109500
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 12,174	12,031	11,684	11,790	11,110	11,287	11,293	11,156	10,943	11,639	11,576	12,325	12,459	12,710	12,465			12,735	12,709	12,648	12,456	12,481	12,329	12,203	11,708	11,468	11,169	11,159	11,110	10,971	10,985	10,857	10,829	10,672	10,858	11,002	10,628	10,459	10,304	10,227	10,321	10,373	10,000
C000109502
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 6,129,250	6,056,395	5,882,681	5,933,366	5,591,824	5,680,341	5,680,459	5,610,798	5,500,739	5,851,906	5,817,333	6,198,433	6,262,639	6,389,921	6,264,168			6,395,467	6,385,248	6,355,163	6,246,742	6,263,821	6,186,860	6,124,580	5,875,301	5,755,759	5,603,044	5,599,155	5,572,010	5,503,010	5,507,206	5,441,680	5,428,356	5,349,065	5,440,820	5,510,174	5,325,054	5,236,208	5,157,613	5,119,262	5,165,527	5,191,072	5,000,000
C000217896
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 9,725	9,615	9,347	9,425	8,885	9,028	9,030	8,916	8,745	9,307	9,249	9,860	9,972	10,183	9,975	$ 10,000
C000217897
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 4,822,551	4,765,423	4,628,696	4,669,348	4,401,420	4,470,748	4,471,143	4,415,235	4,330,776	4,608,167	4,580,190	4,878,782	4,934,516	5,036,192	4,936,530		$ 5,000,000
NACC2 Index: Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Account Value	$ 12,414	12,262	11,925	12,022	11,344	11,501	11,495	11,341	11,133	11,829	11,778	12,543	12,662	12,920	12,673			12,929	12,906	12,837	12,618	12,641	12,484	12,353	11,846	11,601	11,295	11,280	11,221	11,080	11,084	10,946	10,915	10,746	10,928	11,058	10,680	10,502	10,338	10,262	10,341	10,385	10,000
NACC2 Index: Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Account Value	$ 12,414	12,262	11,925	12,022	11,344	11,501	11,495	11,341	11,133	11,829	11,778	12,543	12,662	12,920	12,673			12,929	12,906	12,837	12,618	12,641	12,484	12,353	11,846	11,601	11,295	11,280	11,221	11,080	11,084	10,946	10,915	10,746	10,928	11,058	10,680	10,502	10,338	10,262	10,341	10,385	10,000
NACC2 Index: Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Account Value	$ 12,414	12,262	11,925	12,022	11,344	11,501	11,495	11,341	11,133	11,829	11,778	12,543	12,662	12,920	12,673			12,929	12,906	12,837	12,618	12,641	12,484	12,353	11,846	11,601	11,295	11,280	11,221	11,080	11,084	10,946	10,915	10,746	10,928	11,058	10,680	10,502	10,338	10,262	10,341	10,385	10,000
NACC2 Index: Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Account Value	$ 6,207,122	6,130,968	5,962,659	6,011,052	5,671,770	5,750,718	5,747,428	5,670,608	5,566,600	5,914,542	5,889,083	6,271,478	6,331,215	6,459,908	6,336,584			6,464,482	6,452,813	6,418,280	6,308,859	6,320,554	6,241,999	6,176,327	5,922,963	5,800,492	5,647,424	5,640,107	5,610,511	5,539,892	5,541,825	5,472,895	5,457,388	5,373,132	5,463,920	5,528,973	5,339,963	5,250,887	5,169,184	5,130,823	5,170,403	5,192,521	5,000,000
NACC2 Index: Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Account Value	$ 9,784	9,664	9,399	9,475	8,940	9,065	9,060	8,938	8,774	9,323	9,283	9,886	9,980	10,183	9,988	10,000
NACC2 Index: Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Account Value	$ 4,845,679	4,786,228	4,654,835	4,692,614	4,427,748	4,489,380	4,486,812	4,426,841	4,345,646	4,617,272	4,597,397	4,895,919	4,942,553	5,043,019	4,946,745		5,000,000
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ex USD
Account Value	$ 9,181	9,102	8,781	9,100	8,450	8,997	9,105	9,116	8,237	9,223	9,475	10,623	10,922	11,310	11,219			11,538	11,144	11,125	10,514	10,667	10,617	10,502	10,165	10,262	9,845	10,123	10,427	10,608	10,055	10,151	9,683	9,491	9,930	10,361	10,140	9,225	9,326	9,224	9,517	9,588	10,000
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ex USD
Account Value	$ 9,181	9,102	8,781	9,100	8,450	8,997	9,105	9,116	8,237	9,223	9,475	10,623	10,922	11,310	11,219			11,538	11,144	11,125	10,514	10,667	10,617	10,502	10,165	10,262	9,845	10,123	10,427	10,608	10,055	10,151	9,683	9,491	9,930	10,361	10,140	9,225	9,326	9,224	9,517	9,588	10,000
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ex USD
Account Value	$ 9,181	9,102	8,781	9,100	8,450	8,997	9,105	9,116	8,237	9,223	9,475	10,623	10,922	11,310	11,219			11,538	11,144	11,125	10,514	10,667	10,617	10,502	10,165	10,262	9,845	10,123	10,427	10,608	10,055	10,151	9,683	9,491	9,930	10,361	10,140	9,225	9,326	9,224	9,517	9,588	10,000
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ex USD
Account Value	$ 4,590,365	4,551,150	4,390,505	4,550,137	4,224,916	4,498,305	4,552,584	4,558,242	4,118,272	4,611,351	4,737,322	5,311,662	5,460,920	5,654,891	5,609,489			$ 5,768,797	$ 5,571,807	$ 5,562,637	$ 5,256,888	$ 5,333,650	$ 5,308,525	$ 5,250,785	$ 5,082,584	$ 5,131,188	$ 4,922,493	$ 5,061,653	$ 5,213,351	$ 5,303,982	$ 5,027,314	$ 5,075,474	$ 4,841,546	$ 4,745,480	$ 4,964,826	$ 5,180,259	$ 5,070,035	$ 4,612,616	$ 4,663,178	$ 4,612,164	$ 4,758,459	$ 4,793,941	$ 5,000,000
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ex USD
Account Value	$ 8,115	8,045	7,761	8,043	7,469	7,952	8,048	8,058	7,280	8,152	8,374	9,390	9,654	9,996	9,916	$ 10,000
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ex USD
Account Value	$ 4,032,102	$ 3,997,657	$ 3,856,549	$ 3,996,767	$ 3,711,098	$ 3,951,239	$ 3,998,916	$ 4,003,886	$ 3,617,424	$ 4,050,536	$ 4,161,187	$ 4,665,678	$ 4,796,784	$ 4,967,165	$ 4,927,285		$ 5,000,000